Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Fair value of financial assets and liabilities
Fair Value Of Financial Assets And Liabilities

10. Fair value of financial assets and liabilities

The Company’s financial instruments consist of non-derivative financial assets and liabilities. The fair value of these non-derivative financial instruments is determined using internally generated valuation models, which are usually developed from generally accepted valuation models. The majority of the significant inputs into these models may not be observable in the market, and may be derived from interest rates based on assumptions. The selection of the appropriate valuation model, as well as the determination of key inputs used such as the expected future cash flows on the financial instrument, the probability of counterparty default and the appropriate discount rate to be used, require management judgment and estimation.

	As of December 31, 2024
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	79	79
Trade receivable	12,568	12,568
	12,647	12,647

Financial liabilities
Convertible notes payable	12,922	12,922
Trade payable	1,302	1,302
Other payable	387	387
	14,611	14,611

	As of December 31, 2023
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	2,533	2,533
Loans receivable	193,682	193,682
	196,215	196,215

Financial liabilities
Loans payable	161,439	161,439
Convertible notes payable	10,011	10,011
	171,450	171,450